VARIABLE INTEREST ENTITY (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
VARIABLE INTEREST ENTITY
Total assets	¥ 363,725,025		¥ 599,106,683	¥ 1,310,318,375	$ 51,229,597	$ 86,862,304	$ 205,617,546
Total liabilities	182,387,956		571,568,330		25,688,806
Revenue	179,049,077	$ 25,218,535	108,055,569	135,576,323
Net loss	20,003,614	2,817,450	(974,859,050)	(411,234,755)
Variable interest entity, primary beneficiary | Before elimination of intercompany balances and transactions
VARIABLE INTEREST ENTITY
Total assets	10,846,434		21,943,116		1,527,688
Total liabilities	94,401,977		272,939,140		$ 13,296,240
Revenue	427,737	60,245	655,201	1,278,918
Net loss	¥ 154,021,355	$ 21,693,454	¥ (23,286,056)	¥ (23,621,808)